INVESTMENT IN ASSOCIATES	12 Months Ended
Dec. 31, 2018
Investment In Associates
INVESTMENT IN ASSOCIATES

The investment in associates balance consists of:

	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Investment in associates-by investee:
GoviEx	$5,582	$5,305	$6,011
	$5,582	$5,305	$6,011

A summary of the investment in GoviEx is as follows:

(in thousands except share amounts)	Number of Common Shares

Balance-January 1, 2017	65,144,021	$6,011
Share of equity loss	-	(1,015)
Dilution gain	-	309
Balance-December 31, 2017	65,144,021	$5,305

Share of equity loss	-	(472)
Dilution gain	-	749
Balance-December 31, 2018	65,144,021	$5,582

GoviEx is a mineral resource company focused on the exploration and development of its uranium properties located in Africa. GoviEx maintains a head office located in Canada and is a public company listed on the TSX Venture Exchange. At December 31, 2018, Denison holds an approximate 16.21% interest in GoviEx based on publicly available information (December 31, 2017: 18.72%) and has one director appointed to the GoviEx board of directors. Through the extent of its share ownership interest and its seat on the board of directors, Denison has the ability to exercise significant influence over GoviEx and accordingly, is using the equity method to account for this investment.

The trading price of GoviEx on December 31, 2018 was $0.15 per share which corresponds to a quoted market value of $9,772,000 (December 31, 2017: $17,589,000) for the Company’s investment in GoviEx common shares.

The following table is a summary of the consolidated financial information of GoviEx on a 100% basis taking into account adjustments made by Denison for equity accounting purposes for fair value adjustments and differences in accounting policy. Denison records its equity investment entries in GoviEx one quarter in arrears (due to the information not yet being publicly available), adjusted for any subsequent material publicly disclosed share issuance transactions that have occurred. A reconciliation of GoviEx’s summarized information to Denison’s investment carrying value is also included.

	At December 31	At December 31
(in thousands of USD dollars)	2018	2017

Total current assets	$4,800	$6,978
Total non-current assets	32,432	24,530
Total current liabilities	(8,315)	(7,792)
Total non-current liabilities	-	(112)
Total net assets	$28,917	$23,604

	12 Months Ended	12 Months Ended
(in thousands of USD dollars)	December 31,2018	December 31,2017

Revenue	$-	$-
Net loss	(1,892)	(3,632)
Comprehensive loss	$(1,892)	$(3,632)

Reconciliation of GoviEx net assets to Denison investment carrying value:
Net assets of GoviEx – beginning of period - USD	$23,604	$20,694
Share issue proceeds	6,654	5,796
Contributed surplus change	74	-
Share-based payment reserve change	477	746
Net loss	(1,892)	(3,632)
Net assets of GoviEx – end of period - USD	$28,917	$23,604
Denison ownership interest	16.21%	18.72%
Denison share of net assets of GoviEx	4,687	4,419
Other adjustments	(283)	(216)
Investment in GoviEx – USD	4,404	4,203
At historical exchange rate	1.2675	1.2622
Investment in GoviEx	$5,582	$5,305